COMMITMENTS AND CONTINGENT LIABILITIES (Details) - USD ($) $ in Thousands		12 Months Ended
	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Litigation settlement expense		$ 2,300	$ 0	$ 0
Loss Contingencies [Line Items]
Cash payment for litigation settlement relating to collection of vehicle service contracts counterparty receivables	$ 4,000
Vehicle service contract counterparty contingencies		(50)	119	199
Loss reimbursement on sold loans		30	(59)	(466)
Reserve for loss reimbursements on sold mortgage loans		600	500
Vehicle service contract counterparty receivable [Roll Forward]
Balance at beginning of year, net of reserve		7,229	7,237	7,716
Transfers in from payment plan receivables		200	1,203	180
Reserves (established) reversed and charge-offs recorded to expense		88	(119)	(199)
Recovery of previously charged-off receivable		1,500	0	0
Reserve established on previously charged-off receivable		(1,500)	0	0
Transferred from contingency reserves		(38)	0	(75)
Transfer to held for sale		(422)	0	0
Cash received		(4,786)	(1,092)	(385)
Balance at end of year, net of reserve		2,271	7,229	7,237
Reserve at end of year		1,437	56	1,370
Pending Litigation [Member]
Loss Contingencies [Line Items]
Estimate of reasonably possible loss		$ 300
Promissory Note [Member]
Loss Contingencies [Line Items]
Term of note		5 years
Full reserve on the remaining balance		$ 1,300
Vehicle Service Contract Counterparty Reserve [Member]
Vehicle service contract counterparty reserve [Roll Forward]
Balance at beginning of year		56	1,370	1,375
Additions (recoveries) recorded to expense		(88)	119	199
Reserve established on previously charged-off receivable		1,500	0	0
Charge-offs, net		(31)	(1,433)	(204)
Balance at end of year		1,437	56	1,370
Accounts Receivables Due to Mepco [Member]
Loss Contingencies [Line Items]
Vehicle service contract counterparty contingencies		$ (100)	100	$ 200
Accounts Receivables Due to Mepco [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Installment payments period for service contract		12 months
Accounts Receivables Due to Mepco [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Installment payments period for service contract		30 months
Commitments to Extend Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Financial instruments risk represented by contract amounts		$ 364,270	243,458
Standby Letters of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Financial instruments risk represented by contract amounts		3,140	$ 3,582
Litigation settlement expense		2,200
Notification costs and other estimated expenses		$ 100
Standby Letters of Credit [Member] | Minimum [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Variable interest rate		0.60%
Standby Letters of Credit [Member] | Maximum [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Variable interest rate		8.25%